United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


                 Date of Reporting Period: Quarter ended 2/28/06







Item 1.     Schedule of Investments



CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

 Shares or
 Principal
   Amount                                                               Value

                 COMMON STOCKS--97.8%
                 Consumer Discretionary--6.2%
   27,056        CBS Corp. (New)                                       661,790
   83,600        McDonald's Corp.                                     2,918,476
   31,300        Nike, Inc., Class B                                  2,716,214
   48,900        Target Corp.                                         2,660,160
   14,100        Wendy's International, Inc.                           816,390
                     TOTAL                                            9,773,030
                 Consumer Staples--6.9%
   44,800        Altria Group, Inc.                                   3,221,120
   52,600        Diageo PLC, ADR                                      3,245,420
   30,900        PepsiCo, Inc.                                        1,826,499
   30,958        Procter & Gamble Co.                                 1,855,313
   31,400   (1)  Smithfield Foods, Inc.                                829,902
                     TOTAL                                           10,978,254
                 Energy--14.3%
   29,100        Apache Corp.                                         1,947,372
   28,000   (1)  Cooper Cameron Corp.                                 1,134,000
   23,800        Devon Energy Corp.                                   1,395,394
   84,864        Exxon Mobil Corp.                                    5,038,375
   52,300        GlobalSantaFe Corp.                                  2,894,282
   57,900   (1)  Transocean Sedco Forex, Inc.                         4,295,022
   77,700   (1)  Weatherford International Ltd.                       3,350,424
   63,400        XTO Energy, Inc.                                     2,655,826
                     TOTAL                                           22,710,695
                 Financials--13.9%
   45,400        Ace Ltd.                                             2,530,142
   62,004        Allstate Corp.                                       3,396,579
   62,016        American International Group, Inc.                   4,115,382
   34,365        Citigroup, Inc.                                      1,593,505
   33,700        J.P. Morgan Chase & Co.                              1,386,418
   62,600        Merrill Lynch & Co., Inc.                            4,833,346
   68,500        Morgan Stanley                                       4,086,710
                     TOTAL                                           21,942,082
                 Health Care--19.7%
   41,400        Abbott Laboratories                                  1,829,052
   22,500   (1)  Amgen, Inc.                                          1,698,525
   31,900        AstraZeneca PLC, ADR                                 1,475,375
   41,600   (1)  Cephalon, Inc.                                       3,306,368
   64,600   (1)  Forest Laboratories, Inc., Class A                   2,965,140
   32,900        Johnson & Johnson                                    1,896,685
   29,100        McKesson HBOC, Inc.                                  1,575,183
   43,700   (1)  Medimmune, Inc.                                      1,594,613
   28,400        Medtronic, Inc.                                      1,532,180
   56,900        Novartis AG, ADR                                     3,029,925
  170,741        Pfizer, Inc.                                         4,471,707
   43,600        Shire PLC, ADR                                       2,074,488
   74,800        Wyeth                                                3,725,040
                     TOTAL                                           31,174,281
                 Industrials--10.2%
   40,900        Deere & Co.                                          3,119,443
   67,300   (1)  Foster Wheeler Ltd.                                  3,230,400
   54,800        Northrop Grumman Corp.                               3,512,680
   34,500        United Parcel Service, Inc.                          2,577,495
   62,400        United Technologies Corp.                            3,650,400
                     TOTAL                                           16,090,418
                 Information Technology--14.5%
  115,100        Applied Materials, Inc.                              2,110,934
  144,700   (1)  Cisco Systems, Inc.                                  2,928,728
  286,800   (1)  EMC Corp. Mass                                       4,020,936
   29,900        IBM Corp.                                            2,399,176
  129,700        Intel Corp.                                          2,671,820
   25,600        Linear Technology Corp.                               943,616
  112,400        Microsoft Corp.                                      3,023,560
  206,300   (1)  Oracle Corp.                                         2,562,246
  150,900   (1)  Xerox Corp.                                          2,248,410
                     TOTAL                                           22,909,426
                 Materials--4.8%
  126,500        Alcoa, Inc.                                          3,708,980
   33,500        PPG Industries, Inc.                                 2,031,105
   33,700        United States Steel Corp.                            1,836,650
                     TOTAL                                            7,576,735
                 Telecommunication Services--4.9%
  150,100        AT&T, Inc.                                           4,141,259
  114,000        BellSouth Corp.                                      3,600,120
                     TOTAL                                            7,741,379
                 Utilities--2.4%
   36,000        Consolidated Edison Co.                              1,651,320
   43,300        FirstEnergy Corp.                                    2,211,764
                     TOTAL                                            3,863,084
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                     $137,956,699)                                   154,759,384

                 REPURCHASE AGREEMENT--4.0%
$6,367,000       Interest in $3,700,000,000 joint repurchase
                   agreement 4.58%, dated 2/28/2006, under which Bank
                   of America N.A., will repurchase U.S. Government
                   Agency securities with various maturities to
                   4/1/2035 for $3,700,470,722 on 3/1/2006. The market
                   value of the underlying securities at the end of the
                   period was $3,774,000,000 (at amortized cost)       6,367,000
                       TOTAL INVESTMENTS---101.8% (IDENTIFIED COST
                       $144,323,699)(2)                             $161,126,384
                       OTHER ASSETS AND LIABILITIES---NET--(1.8)%    (2,813,828)
                       TOTAL NET ASSETS---100%                       158,312,556

==============================================================================

     1 Non-income producing security.
     2 At February 28, 2006, the cost of investments for federal tax purposes was $144,323,699. The net unrealized appreciation of investments for federal tax purposes was $16,802,685. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,698,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,896,037.

Note:         The categories of investments are shown as a percentage of total net assets at February 28, 2006.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.





EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)


     Principal                                                                     Value in
       Amount                                                                     U.S. Dollars

                      CORPORATE BONDS--24.1%
                      Banking--2.7%
 $    241,715    (1)  Banco de Galicia y Buenos Aires S.A. de C.V., Series
                      144A, 11.00%, 1/1/2019                                    $    262,564
      670,070         Banco de Galicia y Buenos Aires S.A. de C.V., Series
                      REGS, 11.00%, 1/1/2019                                         720,326
     2,550,000   (1)  Kazkommerts International BV, Company Guarantee,
                      Series 144A, 8.00%, 11/3/2015                                 2,734,875
     2,500,000   (1)  Turanalem Finance BV, Bank Guarantee, 8.50%,
                      2/10/2015                                                     2,690,625
     3,500,000   (1)  VTB Capital SA, Bond, 6.25%, 6/30/2035                        3,622,500
                          TOTAL                                                     10,030,890
                      Brewing--0.9%
     3,300,000   (1)  Bavaria, Series 144A, 8.875%, 11/1/2010                       3,597,000
                      Broadcast Radio & TV--1.2%
     3,800,000        Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032               4,677,800
                        Cable & Wireless Television--0.7%
     2,520,000        Innova S De R.L., 9.375%, 9/19/2013                           2,809,800
                      Chemicals & Plastics--0.4%
     1,250,000        Braskem SA, Series REGS, 11.75%, 1/22/2014                    1,568,750
                        Container & Glass Products--0.6%
      600,000         Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007            571,500
     1,950,000   (1)   Vitro SA, Note, Series 144A, 11.75%, 11/1/2013               1,852,500
                          TOTAL                                                     2,424,000
                      Hotels, Motels, Inns & Casinos--0.7%
     2,500,000   (1)  Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011          2,625,000
                      Leisure & Entertainment--0.5%
     1,100,000   (1)  Galaxy Entertainment Finance Co. Ltd., Company
                      Guarantee, 9.655%, 12/15/2010                                 1,141,250
      900,000    (1)  Galaxy Entertainment Finance Co. Ltd., Company
                      Guarantee, 9.875%, 12/15/2012                                  936,000
                          TOTAL                                                     2,077,250
                      Metals & Mining--0.4%
     1,350,000   (1)  Adaro Finance BV, Company Guarantee, Series 144A,
                      8.50%, 12/8/2010                                              1,398,938
                      Oil & Gas--7.5%
     10,850,000  (1)  Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034          14,023,625
     4,960,000   (1)  Gazprom, Note, Series 144A, 9.625%, 3/1/2013                  6,007,800
     7,180,000   (1)  Petrozuata Finance, Inc., Company Guarantee, Series
                      144A, 8.22%, 4/1/2017                                         7,233,850
     1,420,000   (1)  Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014           1,432,425
                          TOTAL                                                     28,697,700
                      Sovereign--1.9%
     5,750,000   (1)  Aries Vermogensverwaltng, Credit-Linked Note, Series
                      144A, 9.60%, 10/25/2014                                       7,364,809
                      Steel--1.8%
     2,700,000   (1)  CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%,
                      1/15/2015                                                     3,186,000
     3,200,000   (1)  CSN Islands VIII Corp., Company Guarantee, Series
                      144A, 9.75%, 12/16/2013                                       3,692,000
                          TOTAL                                                     6,878,000
                       Telecommunications & Cellular--3.8%
     9,500,000        America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016             931,255
      791,000         Axtel SA, 11.00%, 12/15/2013                                   917,560
     3,000,000   (1)  Mobile Telesystems, Series 144A, 8.375%, 10/14/2010           3,146,250
     5,400,000        Philippine Long Distance Telephone Co., Sr. Unsub.,
                      11.375%, 5/15/2012                                            6,709,500
     3,000,000        Telefonos de Mexico, Note, Series WI, 5.50%,
                      1/27/2015                                                     2,942,160
                          TOTAL                                                     14,646,725
                      Utilities--0.9%
     3,200,000   (1)  National Power Corp., Foreign Gov't. Guarantee,
                      Series 144A, 9.02375%, 8/23/2011                              3,516,544
                          TOTAL CORPORATE BONDS (IDENTIFIED COST
                          $89,541,292)                                              92,313,206

                      GOVERNMENTS/AGENCIES--63.1%
                      Sovereign--63.1%
     1,700,000        Argentina, Government of, Bond, 4.889%, 8/3/2012              1,394,850
     8,603,305        Argentina, Government of, Note, 8.28%, 12/31/2033             8,672,131
     5,735,400        Brazil, Government of, 5.25%, 4/15/2012                       5,735,400
     8,200,000        Brazil, Government of, 8.875%, 4/15/2024                      10,053,200
     12,400,000       Brazil, Government of, Bond, 8.25%, 1/20/2034                 14,880,000
     5,752,000        Brazil, Government of, Note, 8.00%, 1/15/2018                 6,453,744
     6,000,000        Brazil, Government of, Note, 8.75%, 2/4/2025                  7,332,000
     7,310,000        Brazil, Government of, Note, 11.00%, 1/11/2012                9,236,185
     8,650,000        Colombia, Government of, Bond, 8.125%, 5/21/2024              10,142,125
     2,300,000        Colombia, Government of, Bond, 10.375%, 1/28/2033             3,363,750
     2,600,000        Colombia, Government of, Bond, 11.75%, 2/25/2020              3,887,000
     3,250,000        El Salvador, Government of, Bond, 8.25%, 4/10/2032            3,810,625
     1,750,000   (1)  Guatemala, Government of, Note, 9.25%, 8/1/2013               2,071,125
    108,938,900       Mexico, Government of, 8.00%, 12/7/2023                       10,290,695
     84,299,900       Mexico, Government of, Bond, 8.00%, 12/19/2013                8,114,519
     88,451,300       Mexico, Government of, Bond, 10.00%, 12/5/2024                9,985,919
     2,300,000        Peru, Government of, Bond, 8.75%, 11/21/2033                  2,846,250
     6,630,000        Peru, Government of, Note, 9.875%, 2/6/2015                   8,287,500
     4,600,000        Philippines, Government of, 9.375%, 1/18/2017                 5,370,500
     3,250,000        Philippines, Government of, 9.875%, 1/15/2019                 3,932,500
     3,500,000        Philippines, Government of, Bond, 7.75%, 1/14/2031            3,543,750
     3,000,000        Philippines, Government of, Note, 8.00%, 1/15/2016            3,236,250
     2,425,000        Philippines, Government of, Note, 10.625%, 3/16/2025          3,155,531
     1,580,000        Philippines, Government of, Sr. Note, 9.50%, 2/2/2030         1,896,000
     22,050,000       Russia, Government of, Unsub., 5.00%, 3/31/2030               24,903,270
     2,600,000   (1)  Russia, Government of, Unsub., 11.00%, 7/24/2018              3,848,000
     4,850,000        Russia, Government of, Unsub., 12.75%, 6/24/2028              8,978,320
     2,850,000        Turkey, Government of, 9.50%, 1/15/2014                       3,459,188
     6,610,000        Turkey, Government of, 11.00%, 1/14/2013                      8,502,113
     2,000,000        Turkey, Government of, Note, 7.375%, 2/5/2025                 2,145,000
     1,300,000        Turkey, Government of, Note, 11.50%, 1/23/2012                1,657,500
     1,000,000        Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030         1,587,500
     2,275,000        Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009         2,741,375
      600,000         Ukraine, Government of, Bond, 7.65%, 6/11/2013                 647,220
     1,022,073        Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007           1,052,582
     2,000,000        Uruguay, Government of, Note, 8.00%, 11/18/2022               2,175,000
     8,590,000        Venezuela, Government of, 9.375%, 1/13/2034                   11,244,310
     6,950,000        Venezuela, Government of, Bond, 9.25%, 9/15/2027              8,972,450
     11,350,000       Venezuela, Government of, Note, 7.65%, 4/21/2025              12,399,875
                          TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                          $212,678,443)                                            242,005,252

                      REPURCHASE AGREEMENT--11.4%
 $   43,663,000       Interest in $3,700,000,000 joint repurchase
                      agreement 4.58%, dated 2/28/2006, under which Bank
                      of America N.A., will repurchase U.S. Government
                      Agency securities with various maturities to
                      4/1/2035 for $3,700,470,722 on 3/1/2006. The market
                      value of the underlying securities at the end of the
                      period was $3,774,000,000 (AT AMORTIZED COST)                 43,663,000
                          TOTAL INVESTMENTS---98.6% (IDENTIFIED COST
                          $345,882,735)(2)                                         377,981,458
                          OTHER ASSETS AND LIABILITIES---NET--1.4%                   5,476,491
                          TOTAL NET ASSETS---100%                               $  383,457,949

===========================================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $76,383,680 which represents 19.9% of total net assets.
     2 At February 28, 2006, the cost of investments for federal tax purposes was $346,939,952. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $30,858,568. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,159,121 and net unrealized depreciation from investments for those securities having an excess of cost over value of $300,553.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006